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John Hancock Financial Services, Inc.

John Hancock Place
Post Office Box 111
Boston, Massachusetts 02117                            [LOGO] John Hancock(R)
(617) 572-8050                                                Financial Services
Fax: (617) 572-9161
E-mail: rbocage@jhancock.com

Ronald J. Bocage
Vice President and Counsel

VIA EDGAR

May 5, 2005

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

RE   John Hancock Life Insurance Company (U.S.A.)
     Registration Statements Filed On Form N -6

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John Hancock Life Insurance Company (U.S.A.) Account A               # 333-85284
(VUL Accumulator II, EPVUL
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John Hancock Life Insurance Company (U.S.A.) Account A               # 333-88748
(VUL Protector)
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John Hancock Life Insurance Company (U.S.A.) Account A (SPVL)        # 333-71136
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John Hancock Life Insurance Company (U.S.A.) Account A               #333-100597
(Survivorship VUL)
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John Hancock Life Insurance Company (U.S.A.) Account N               #333-100567
(Corporate VUL 03, Corporate VUL 04)
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     John Hancock Life Insurance Company of New York
     Registration Statements Filed On Form N-6

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John Hancock Life Insurance Company of New York Account B            # 333-85296
(VUL Accumulator)
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John Hancock Life Insurance Company of New York Account B            # 333-88972
(VUL Protector 2002)
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John Hancock Life Insurance Company of New York Account B (SPVL)     # 333-33504
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John Hancock Life Insurance Company of New York Account B            #333-100664
(Survivorship VUL 2003)
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Dear Sir/Madam:

Pursuant to rule 497(j) and in lieu of filing final printed prospectuses and Statements of Additional Information, we hereby certify respecting the above-captioned registration statements on Form N-6 that:

(1) the form of prospectus and Statement of Additional Information that would have been filed under Rule 497 would not have differed from that contained in the most recent amendment to the registration statement, and

(2) the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,


Ronald J. Bocage
Vice President and Counsel